Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax expense		$ 342	$ (50)	$ (271)
Tax benefit from recognition of deferred tax assets	$ 161
Negative impacts of non-deductible goodwill			585
Discrete tax benefit			539
Undistributed earnings in subsidiaries	7,000	7,000
Deferred income taxes		(251)	(285)	(474)
Deferred tax liability on total undistributed earnings	219	219
Deferred taxes	11	11
Deferred tax assets, valuation allowances	736	736	941
Gross tax loss carry forwards with indefinite lives	2,000	2,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized	200	200
Income tax related interest and penalties recognized expense		1	1	6
Income tax related interest and penalties accrued	18	18	$ 27	$ 25
2022
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration	89	89
2023
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration	59	59
2024
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration	35	35
2025
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration	58	58
2026 and beyond
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration	329	329
Tax credit carryforward expiring year 2024
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration	$ 57	57
Subsidiaries Outside U.K.
Income Tax Disclosure [Line Items]
Deferred income taxes		$ 0
U.K
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		19.00%	19.00%	19.00%